Mortgage Servicing Rights - Summary of mortgage servicing portfolio (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	$ 9,682,581,000	$ 4,145,339,770	$ 1,315,888,241
MSRs balance	132,907,000	42,202,394	17,679,198	7,129,966
MSRs balance as a percentage of total mortgage servicing portfolio	1.37%	1.02%	1.34%
FNMA
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	6,025,898,000	2,781,388,717	801,789,123
GNMA
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	3,654,993,000	1,363,951,053	514,099,118
FHLMC
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Total mortgage servicing portfolio	$ 1,690,000